9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

For the year ended December 31, 2022
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (d) Chief Executive Officer, Director	$ 153.424	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 165,884
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul L. Nelles (c) Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul Dircksen Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460

For the year ended December 31, 2021

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (d) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2020

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (d) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000